Reporting and Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Nature of Operations	Nature of Operations The Progressive insurance organization began business in 1937. The financial results of The Progressive Corporation include its subsidiaries and affiliates (references to “subsidiaries” in these notes include affiliates as well). Our insurance subsidiaries provide personal and commercial auto insurance, personal residential and commercial property insurance, general liability insurance, and other specialty property-casualty insurance and related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles, which we refer to as our special lines products. Our Commercial Lines segment writes auto-related primary liability and physical damage insurance, and general liability and property insurance, predominately for small businesses. Our Property segment writes residential property insurance for homeowners, other property owners, and renters. We operate our businesses throughout the United States through both the independent agency and direct channels.
Basis of Consolidation and Reporting	Basis of Consolidation and Reporting The accompanying consolidated financial statements include the accounts of The Progressive Corporation, our wholly owned insurance and non-insurance subsidiaries, and affiliates, in which we have a controlling financial interest. All intercompany accounts and transactions are eliminated in consolidation. All revenues are generated from external customers and we do not have a reliance on any major customer.
Estimates	Estimates We are required to make estimates and assumptions when preparing our financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (GAAP). As estimates develop into fact, results may, and will likely, differ from those estimates.
Investments
Investments  Our fixed-maturity securities and short-term investments are accounted for on an available-for-sale basis. Fixed-maturity securities include debt securities and redeemable preferred stocks, which may have fixed or variable principal payment schedules, may be held for indefinite periods of time, and may be used as a part of our asset/liability strategy or sold in response to changes in interest rates, anticipated prepayments, risk/reward characteristics, liquidity needs, or other economic factors. These securities are carried at fair value with the corresponding unrealized gains (losses), net of deferred income taxes, reported in accumulated other comprehensive income.
Short-term investments may include Eurodollar deposits, commercial paper, repurchase transactions, and other securities expected to mature within one year. From time to time, we may also invest in municipal bonds that have maturity dates that are longer than one year but have either liquidity facilities or mandatory put features within one year.
Equity securities include common stocks, nonredeemable preferred stocks, and other risk investments. These securities are carried at fair value, with the changes in fair value reported as a component of net holding period gains (losses) on securities reported in net income.
Derivative instruments may include futures, options, forward positions, interest rate swap agreements, and credit default swaps and may be used in the portfolio for general investment purposes or to hedge the exposure to variable cash flows of a forecasted transaction (cash flow hedge).
We did not have any derivatives outstanding at December 31, 2020 or 2019. To the extent we have derivatives held for general investment purposes, these derivative instruments would be recognized as either assets or liabilities and measured at fair value, with changes in fair value recognized in net income as a component of net holding period gains (losses) on securities.
Derivatives designated as hedges are required to be evaluated on established criteria to determine the effectiveness of their correlation to, and ability to reduce the designated risk of, specific securities or transactions. Effectiveness is required to be reassessed regularly. For cash flow hedges that are deemed to be effective, the changes in fair value of the hedge would be reported as a component of accumulated other comprehensive income and subsequently amortized into earnings over the life of the hedged transaction. If a hedge is deemed to become ineffective or discontinued, changes in fair value of the derivative instrument would be reported in income for the current period.
For derivatives settled through a clearinghouse, collateral is required to post initial margin and is subject to increases in margin beyond changes in fair value. Exposure to credit risk is limited to the carrying value; collateral may be required to limit credit risk. For bi-lateral derivative positions, net cash requirements are limited to changes in fair values, which may vary as a result of changes in interest rates, currency exchange rates, and other factors. We have elected not to offset fair value amounts that arise from derivative positions with the same counterparty under a master netting arrangement.
Investment securities are exposed to various risks such as interest rate, market, credit, and liquidity risk. Fair values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the portfolio’s value in the near term. We routinely monitor our fixed-maturity portfolio for pricing changes that might indicate potential credit losses exist and perform detailed reviews of securities with unrealized losses. For an unrealized loss that we determined to be related to current market conditions, we will not record an allowance for credit losses or a write-off of the fair value for securities we do not intend to sell. We will continue to monitor these securities to determine if the unrealized loss is due to credit deterioration. If we believe that a potential credit loss exists, we will record an allowance for the credit loss and recognize the realized loss as a component of realized gains and losses in the income statement. Once a credit loss allowance has been established, we will continue to evaluate the security, at least quarterly, to determine if changes in conditions have created the need to either increase, or decrease, the allowance recorded. If we determine that a security with a credit loss allowance, previously recorded, is likely to be sold prior to the potential recovery of the credit loss or if we determine that the loss is uncollectible, we will reverse the allowance and write-off the security to its fair value.
Investment income consists of interest, dividends, and accretion (net of amortization). Interest is recognized on an accrual basis using the effective yield method, except for asset-backed securities, discussed below. Depending on the nature of the equity instruments, dividends are recorded at either the ex-dividend date or on an accrual basis.
Asset-backed securities, which are included in our fixed-maturity portfolio, are generally accounted for under the retrospective method. The retrospective method recalculates yield assumptions (based on changes in interest rates or cash flow expectations) historically to the inception of the investment holding period, and applies the required adjustment, if any, to the cost basis, with the offset recorded to investment income. The prospective method is used primarily for interest-only securities, asset-backed securities below high investment-grade status (i.e., below AA-), and certain asset-backed securities with sub-prime loan exposure or where there is a greater risk of non-performance and where it is possible the initial investment may not be substantially recovered. The prospective method requires a calculation of expected future repayments and resets the yield to allow for future period adjustments; no current period impact to investment income or the security’s cost is made based on the cash flow update. Prepayment assumptions are updated quarterly.
Realized gains (losses) on securities are computed based on the first-in first-out method. Realized gains (losses) also includes holding period valuation changes on equity securities, hybrid instruments (e.g., securities with embedded options, where the option is a feature of the overall change in the value of the instrument), and derivatives, as well as initial credit allowance losses, subsequent changes in credit loss allowances, and write-offs for losses deemed uncollectible or securities in a loss position that are expected to be sold prior to the recovery of the credit loss.
Insurance Premiums and Receivables
Insurance Premiums and Receivables  Insurance premiums written are earned into income on a pro rata basis over the period of risk, based on a daily earnings convention. Accordingly, unearned premiums represent the portion of premiums written that are applicable to the unexpired risk. We provide insurance and related services to individuals and commercial accounts and offer a variety of payment plans. Generally, premiums are collected prior to providing risk coverage, minimizing our exposure to credit risk.
For our Personal Lines and Commercial Lines businesses, we perform a policy level evaluation to determine the extent to which the premiums receivable balance exceeds the unearned premiums balance. We then age this exposure to establish an allowance for credit losses based on prior experience.
For our Property business, the risk of uncollectibility is relatively low. If premiums are unpaid by the policy due date, we provide advance notice of cancellation in accordance with each state’s requirements and, if the premiums remain unpaid after receipt of notice, cancel the policy and write off any remaining balance.

Allowance for credit losses
To determine an allowance for credit losses, we evaluate the collectibility of premiums receivables based on historical and current collections experience using actuarial analysis. Our estimate of the future recoverability of our projected ultimate at-risk exposures also takes into consideration any unusual circumstances that we may encounter, such as moratoriums or other programs that may suspend collections. The following table summarizes changes in our allowance for credit loss exposure on our premium receivables:

(millions)	2020	2019
Balance at January 1	$283.2	$252.1
Increase in allowance[1]	472.0	433.5
Write-offs[2]	(399.0)	(402.4)
Balance at December 31	$356.2	$283.2
[1]Represents the incremental increase in other underwriting expenses.
[2]Represents the portion of allowance that is reversed when premium receivables are written off.
Premiums receivable balances are written off once we have exhausted our collection efforts. The increase in the allowance during 2020 in part reflects the greater potential for credit losses due to financial hardships of policyholders as a result of the economic impacts related to the spread of the novel coronavirus, COVID-19.
Deferred Acquisition Costs	Deferred Acquisition Costs Deferred acquisition costs include commissions, premium taxes, and other variable underwriting and direct sales costs incurred in connection with the successful acquisition or renewal of insurance contracts. These acquisition costs, net of ceding allowances, are deferred and amortized over the policy period in which the related premiums are earned. We consider anticipated investment income in determining the recoverability of these costs. Management believes these costs will be fully recoverable in the near term.
Loss and Loss Adjustment Expense Reserves	Loss and Loss Adjustment Expense Reserves Loss reserves represent the estimated liability on claims reported to us, plus reserves for losses incurred but not recorded (IBNR). These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. Loss adjustment expense reserves represent the estimated expenses required to settle these claims. The methods of making estimates and establishing these reserves are reviewed regularly, and resulting adjustments are reflected in income in the current period. Such loss and loss adjustment expense reserves are susceptible to change in the near term.
Reinsurance	Reinsurance Our reinsurance activity includes transactions which are categorized as Regulated and Non-Regulated. Regulated refers to plans in which we participate that are governed by insurance regulations and include state-provided reinsurance facilities (e.g., Michigan Catastrophic Claims Association, North Carolina Reinsurance Facility, Florida Hurricane Catastrophe Fund), as well as state-mandated involuntary plans for commercial vehicles (Commercial Automobile Insurance Procedures/Plans – CAIP) and federally regulated plans for flood (National Flood Insurance Program – NFIP); we act as a servicing agent for CAIP and as a participant in the “Write Your Own” program for the NFIP. Non-Regulated includes voluntary contractual arrangements primarily related to our Property business and to the transportation network company business written by our Commercial Lines segment. Prepaid reinsurance premiums are earned on a pro rata basis over the period of risk, based on a daily earnings convention, which is consistent with premiums earned. See Note 7 – Reinsurance for further discussion.We routinely monitor changes in the credit quality and concentration risks of the reinsurers who are counter parties to our reinsurance recoverables to determine if an allowance for credit losses should be established.
Income Taxes	Income Taxes The income tax provision is calculated under the balance sheet approach. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal items giving rise to such differences are investment securities (e.g., net unrealized gains (losses), net holding period gains (losses) on securities, write-downs on securities determined to be other-than-temporarily impaired), loss and loss adjustment expense reserves, unearned premiums reserves, deferred acquisition costs, property and equipment, intangible assets, and non-deductible accruals. We review our deferred tax assets regularly for recoverability. See Note 5 – Income Taxes for further discussion.
Property and Equipment	Property and Equipment Property and equipment are recorded at cost, less accumulated depreciation. Depreciation is recognized over the estimated useful lives of the assets using accelerated methods for computer equipment and the straight-line method for all other fixed assets. We evaluate impairment whenever events or circumstances warrant such a review and write-off the impaired assets if appropriate.
The cost and useful lives for property and equipment at December 31, were:

($ in millions)	2020	2019	Useful Lives
Land	$151.6	$161.6	NA
Buildings, improvements, and integrated components	872.7	927.1	7-40 years
Capitalized software	392.6	367.1	3-10 years
Software licenses (internal use)	335.5	286.8	1-5 years
Computer equipment	253.8	223.3	3 years
All other property and equipment	391.2	385.9	3-10 years
Total cost	2,397.4	2,351.8
Accumulated depreciation	(1,291.4)	(1,138.1)
Balance at end of year	$1,106.0	$1,213.7
NA = Not applicable; land is not a depreciable asset.
Included in other assets in the consolidated balance sheets are “held for sale” property, which represents the fair value of these properties less the estimated costs to sell, of $56.6 million and $32.9 million at December 31, 2020 and 2019, respectively, and capitalized cloud computing arrangement implementation costs, net of amortization, of $25.3 million at December 31, 2020.
We adopted the new accounting standard for cloud computing arrangements in January 2020; see New Accounting Standards below in this Note 1 for further discussion.
Goodwill and Intangible Assets
Goodwill and Intangible Assets Goodwill is the excess of the purchase price over the estimated fair value of the assets and liabilities acquired and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized.
Intangible assets are non-financial assets lacking physical substance, such as customer and agency relationships and software rights, and represent the future economic benefit of those acquired assets. See Note 16 – Goodwill and Intangible Assets for further discussion.
We evaluate our goodwill for impairment at least annually using a qualitative approach. If events or changes in circumstances indicate that the carrying value of goodwill or intangible assets may not be recoverable, we will evaluate such items for impairment using a quantitative approach.

Guaranty Fund Assessments	Guaranty Fund Assessments We are subject to state guaranty fund assessments, which provide for the payment of covered claims or other insurance obligations of insurance companies deemed insolvent. These assessments are accrued after a formal determination of insolvency has occurred, and we have written the premiums on which the assessments will be based. Assessments that are available for recoupment from policyholders are capitalized when incurred; all other assessments are expensed.
Fees and Other Revenues	Fees and Other Revenues Fees and other revenues primarily represent fees collected from policyholders relating to installment charges in accordance with our bill plans, as well as late payment and insufficient funds fees and revenue from ceding commissions. Fees and other revenues are generally earned when invoiced, except for excess ceding commissions, which are earned over the policy period.
Service Revenues and Expenses	Service Revenues and Expenses Our service businesses provide insurance-related services. Service revenues and expenses from our commission-based businesses are recorded in the period in which they are earned or incurred. Service revenues generated from processing business for involuntary CAIP plans are earned on a pro rata basis over the term of the related policies. Service expenses related to these CAIP plans are expensed as incurred.
Equity-Based Compensation	Equity-Based Compensation We issue time-based and performance-based restricted stock unit awards to key members of management as our form of equity compensation, and time-based restricted stock awards to non-employee directors. Collectively, we refer to these awards as “restricted equity awards.” Compensation expense for time-based restricted equity awards with installment vesting is recognized over each respective vesting period. For performance-based restricted equity awards, compensation expense is recognized over the estimated vesting periods. Dividend equivalent units are credited to outstanding restricted stock unit awards, both time-based and performance-based, at the time a dividend is paid to shareholders and paid upon vesting of the underlying award. We record an estimate for expected forfeitures of restricted equity awards based on our historical forfeiture rates.
Earnings Per Common Share
Earnings Per Common Share  Net income attributable to Progressive is reduced by preferred share dividends to determine net income available to common shareholders, and is used in our calculation of the per common share amounts. Basic earnings per common share is computed using the weighted average number of common shares outstanding during the reporting period, excluding unvested time-based restricted stock awards. Diluted earnings per common share includes common stock equivalents assumed outstanding during the period. Our common stock equivalents include the incremental shares assumed to be issued for:
•earned but unvested time-based restricted equity awards, and
•performance-based restricted equity awards that satisfied certain contingency conditions for unvested common stock equivalents during the period and are highly likely to continue to satisfy the conditions until the date of vesting.

Cash Flow Supplemental Disclosure
Supplemental Cash Flow Information  Cash and cash equivalents include bank demand deposits and daily overnight reverse repurchase commitments of funds held in bank demand deposit accounts by certain subsidiaries, and are not considered part of the investment portfolio. The amount of reverse repurchase commitments held by these subsidiaries at December 31, 2020, 2019, and 2018, were $93.5 million, $46.3 million, and $117.3 million, respectively. Restricted cash on our consolidated balance sheets represents cash that is restricted to pay flood claims under the NFIP’s “Write Your Own” program, for which certain subsidiaries are administrators.
For the year ended December 31, 2020, non-cash activity includes declared but unpaid common share dividends of $2,694.5 million and preferred share dividends of $13.4 million, and operating lease liabilities arising from obtaining right-of-use assets of $60.3 million (see Note 13 – Leases and Note 14 – Dividends for further discussion).
For the years ended December 31, we paid the following:

(millions)	2020	2019	2018
Income taxes	$1,446.3	$954.3	$702.6
Interest	206.0	184.9	154.0
Operating lease liabilities	86.5	84.0	NA
NA = Not applicable prior to the adoption of the new accounting standard in 2019.

Commitments and Contingencies	Commitments and Contingencies We have certain noncancelable purchase obligations for goods and services with minimum commitments of $830.4 million at December 31, 2020, primarily consisting of software licenses, maintenance on information technology equipment, and media placements. In addition, we have several multiple-layer property catastrophe reinsurance contracts with various reinsurers with terms ranging from one to three years; the minimum commitment under these agreements at December 31, 2020, was $191.1 million.
New Accounting Standards
New Accounting Standards On January 1, 2020, we adopted the following new Accounting Standards Updates (ASU).
Cloud Computing Arrangements
This ASU, which provides guidance on the requirements for capitalizing and amortizing implementation costs incurred in a cloud computing arrangement that does not include a software license, was adopted on a prospective basis. See the Property and Equipment discussion above for the cloud computing arrangement implementation cost capitalized at December 31, 2020.

Fair Value Measurements
We early adopted a portion of this ASU in 2018 and the remaining provisions in 2020. This ASU amended the disclosure requirements for fair value measurements to require companies to disclose the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and removed current disclosure requirements for the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and the valuation processes for Level 3 fair value measurements. The adoption of this ASU had no impact on our financial condition, cash flows, or results of operations.
Goodwill Impairment Test Simplification
The ASU eliminated the requirement to determine the implied fair value of goodwill in measuring an impairment loss and now requires the measurement of a goodwill impairment to represent the excess of the reporting unit’s carrying value over fair value, limited to the carrying value of goodwill. The adoption of this ASU had no impact on our financial condition, cash flows, or results of operations.

Measurement of Credit Losses on Financial Instruments
This ASU modified the existing accounting guidance related to the impairment evaluation for our available-for-sale debt securities, reinsurance recoverables, and premiums receivable. The ASU is intended to improve the timing, and enhance the accounting and disclosure, of credit losses on financial assets. To the extent a credit loss is determined to exist, an allowance for credit losses would be required to be recorded as a contra asset, with changes to the credit loss allowance recorded prospectively. Based on our analysis for available-for-sale debt securities and reinsurance recoverables as described in Note 2–
Investments and Note 7– Reinsurance, respectively, no adjustment to the beginning balance of retained earnings was required upon adoption. See the Insurance Premiums and Receivables discussion above for changes in the allowance for credit losses related to the premiums receivable balance.